Not FDIC Insured May Lose Value No Bank Guarantee
38901-Q3PH

Schedule of Investments
(unaudited)
Putnam Income Fund 2
Notes to Schedule of Investments 37

Putnam Income Fund
Schedule of Investments (unaudited), July 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
Capital Markets 2.5%
a
Franklin Ultra Short Bond ETF .......................... United States 1,013,480 $ 25,362,337
Total Management Investment Companies (Cost $25,217,930) ..................
25,362,337
Principal
Amount
*
Corporate Bonds 40.0%
Aerospace & Defense 1.2%
b
BAE Systems plc , Senior Note , 144A, 5.125% , 3/26/29 ....... United Kingdom 1,745,000 1,785,667
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 145,000 134,741
Senior Bond, 3.625%, 2/01/31 ........................ United States 475,000 448,360
Senior Bond, 6.125%, 2/15/33 ........................ United States 1,472,000 1,555,907
Senior Bond, 3.6%, 5/01/34 .......................... United States 443,000 391,504
Senior Bond, 3.25%, 2/01/35 ......................... United States 262,000 221,646
Senior Bond, 3.375%, 6/15/46 ........................ United States 797,000 542,628
Senior Bond, 3.9%, 5/01/49 .......................... United States 122,000 88,534
Senior Bond, 6.858%, 5/01/54 ........................ United States 767,000 843,859
Senior Bond, 3.95%, 8/01/59 ......................... United States 1,095,000 753,904
Senior Note, 2.196%, 2/04/26 ........................ United States 1,424,000 1,405,281
Senior Note, 2.7%, 2/01/27 .......................... United States 584,000 567,549
Senior Note, 6.259%, 5/01/27 ........................ United States 36,000 36,935
Senior Note, 6.298%, 5/01/29 ........................ United States 55,000 58,090
b
Bombardier, Inc. , Senior Note , 144A, 6.75% , 6/15/33 ......... Canada 605,000 622,588
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 397,000 416,978
Senior Bond, 5.95%, 2/01/37 ......................... United States 453,000 480,628
Senior Note, 3%, 1/15/29 ........................... United States 1,183,000 1,128,941
b
Spirit AeroSystems, Inc. , Secured Note , 144A, 9.75% , 11/15/30 . United States 968,000 1,065,819
b
TransDigm, Inc. , Senior Secured Note , 144A, 6.875% , 12/15/30 United States 100,000 103,717
12,653,276
Automobile Components 0.0%
†
b,c
IHO Verwaltungs GmbH , Senior Secured Note , 144A, PIK,
6.375% , 5/15/29 ................................... Germany 250,000 250,513
Automobiles 0.3%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 181,000 192,145
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 1,195,000 1,260,927
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 918,000 935,067
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 485,000 481,174
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 481,000 491,743
3,361,056
Banks 6.1%
b
Australia & New Zealand Banking Group Ltd. ,
Sub. Bond, 144A, 4.4%, 5/19/26 ...................... Australia 482,000 480,775
Sub. Bond, 144A, 2.57% to 11/24/30, FRN thereafter, 11/25/35 Australia 1,145,000 1,003,553
Banco Santander SA , Sub. Bond , 5.179% , 11/19/25 .........
Spain 4,600,000 4,605,144
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 1,325,000 1,209,886
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 375,000 389,243
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 1,798,000 1,802,008
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 2,598,000 2,382,094
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 3,510,000 3,491,615

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,620,000 $ 1,657,750
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 1,190,000 1,216,082
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 636,000 633,899
b
BPCE SA , Sub. Bond , 144A, 3.648% to 1/13/32, FRN thereafter ,
1/14/37 ......................................... France 577,000 509,751
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 965,000 963,743
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 810,000 836,441
Citigroup, Inc. ,
d
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 1,367,000 1,401,528
d
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 1,849,000 1,869,339
Sub. Bond, 4.45%, 9/29/27 .......................... United States 3,482,000 3,472,904
Sub. Bond, 4.75%, 5/18/46 .......................... United States 386,000 333,308
b
Commonwealth Bank of Australia ,
Sub. Bond, 144A, 4.5%, 12/09/25 ..................... Australia 401,000 400,500
Sub. Bond, 144A, 2.688%, 3/11/31 .................... Australia 500,000 445,801
Sub. Bond, 144A, 5.837%, 3/13/34 .................... Australia 855,000 882,409
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 591,000 621,245
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 470,000 474,226
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 2,279,000 2,360,231
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 1,625,000 1,650,195
b
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 1,520,000 1,411,181
JPMorgan Chase & Co. ,
e
W, Junior Sub. Bond, FRN, 5.588%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 740,000 661,614
Senior Bond, 5.294% to 7/21/34, FRN thereafter, 7/22/35 ... United States 1,354,000 1,372,454
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 636,000 652,750
Senior Note, 4.323% to 4/25/27, FRN thereafter, 4/26/28 .... United States 5,131,000 5,117,961
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 1,619,000 1,654,988
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 2,057,000 1,906,353
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 647,000 674,432
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 415,000 421,414
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 1,772,000 1,279,376
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.85% ,
3/01/26 ......................................... Japan 747,000 744,103
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 285,000 288,064
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 2,951,000 2,873,806
Royal Bank of Canada , Sub. Bond , 4.65% , 1/27/26 ..........
Canada 922,000 921,665
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 885,000 935,080
e
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 410,000 406,922
Truist Financial Corp. ,
Senior Bond, 5.711% to 1/23/34, FRN thereafter, 1/24/35 ... United States 893,000 924,315
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 .... United States 1,143,000 1,175,404

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 734,000 $ 623,276
Wells Fargo & Co. ,
d
BB, Junior Sub. Bond, 3.9% to 3/14/26, FRN thereafter,
Perpetual ....................................... United States 476,000 471,857
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 2,647,000 2,725,977
Westpac Banking Corp. , Sub. Bond , 4.421% , 7/24/39 ........
Australia 470,000 423,839
62,760,501
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 5.05%, 3/15/34 ......................... United States 261,000 264,406
Senior Note, 4.8%, 3/15/29 .......................... United States 1,018,000 1,034,421
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 686,000 663,805
Senior Note, 5.25%, 3/02/30 ......................... United States 1,361,000 1,398,635
3,361,267
Broadline Retail 0.1%
b
Wayfair LLC , Senior Secured Note , 144A, 7.75% , 9/15/30 ..... United States 1,080,000 1,109,586
Building Products 0.0%
†
b
Builders FirstSource, Inc. , Senior Bond , 144A, 6.75% , 5/15/35 .. United States 70,000 71,859
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 15,000 15,061
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 70,000 70,779
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 120,000 113,687
271,386
Capital Markets 3.0%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 5,612,000 5,589,114
Senior Note, 7%, 1/15/27 ........................... United States 218,000 224,489
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 874,000 850,750
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.129% to 11/23/25, FRN
thereafter, 11/24/26 ................................ Germany 904,000 896,382
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 542,000 526,058
d
Goldman Sachs Group, Inc. (The) , U , Junior Sub. Bond , 3.65% to
8/09/26, FRN thereafter , Perpetual ..................... United States 350,000 343,314
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 400,000 332,067
Senior Note, 4.35%, 6/15/29 ......................... United States 655,000 655,890
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,370,000 1,402,964
Jefferies Financial Group, Inc. ,
Senior Note, 5.03%, 3/16/26 ......................... United States 1,230,000 1,231,120
Senior Note, 6.2%, 4/14/34 .......................... United States 733,000 766,117
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 1,161,000 1,129,067
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 855,000 908,118
Senior Note, 5.2%, 3/15/30 .......................... United States 779,000 788,832

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 1,276,000 $ 1,294,929
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 340,000 348,386
Sub. Bond, 4.35%, 9/08/26 .......................... United States 5,792,000 5,778,251
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 78,000 80,496
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 1,201,000 1,240,505
b
MSCI, Inc. ,
Senior Bond, 144A, 3.625%, 9/01/30 ................... United States 2,688,000 2,523,879
Senior Bond, 144A, 3.875%, 2/15/31 ................... United States 460,000 432,104
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 33,000 34,250
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 840,000 780,022
b
UBS Group AG , Senior Note , 144A, 1.305% to 2/01/26, FRN
thereafter , 2/02/27 ................................. Switzerland 617,000 606,886
28,763,990
Chemicals 0.8%
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 238,000 229,860
Senior Note, 6.665%, 7/15/27 ........................ United States 1,251,000 1,283,041
b
CF Industries, Inc. , Senior Bond , 144A, 4.5% , 12/01/26 ....... United States 42,000 41,961
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .....
United States 1,969,000 1,970,445
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 135,000 139,905
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 1,371,000 1,303,879
Senior Bond, 5.7%, 10/15/34 ......................... United States 1,175,000 1,083,818
International Flavors & Fragrances, Inc. ,
Senior Bond, 4.45%, 9/26/28 ......................... United States 619,000 616,698
Senior Bond, 5%, 9/26/48 ........................... United States 184,000 157,290
b
Senior Bond, 144A, 2.3%, 11/01/30 .................... United States 130,000 114,736
b
Senior Note, 144A, 1.23%, 10/01/25 ................... United States 90,000 89,393
Nutrien Ltd. , Senior Bond , 4.2% , 4/01/29 ..................
Canada 333,000 329,145
Westlake Corp. , Senior Bond , 2.875% , 8/15/41 .............
United States 891,000 602,044
7,962,215
Commercial Services & Supplies 0.2%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 109,000 108,042
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 3.5% ,
9/01/28 ......................................... United States 115,000 110,946
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 772,000 790,619
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................ United States 179,000 178,867
Senior Bond, 5%, 3/01/34 ........................... United States 1,036,000 1,043,021
2,231,495
Communications Equipment 0.3%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........
United States 872,000 888,153
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 250,000 222,171
Senior Note, 4.85%, 8/15/30 ......................... United States 287,000 289,046
Senior Note, 5.2%, 8/15/32 .......................... United States 978,000 991,470
2,390,840

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Construction & Engineering 0.2%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 1,758,000 $ 1,821,286
Consumer Finance 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 1,581,000 1,431,008
Senior Bond, 3.4%, 10/29/33 ......................... Ireland 345,000 303,146
Senior Note, 4.875%, 4/01/28 ........................ Ireland 150,000 151,178
Senior Note, 5.1%, 1/19/29 .......................... Ireland 1,240,000 1,259,713
Senior Note, 4.625%, 9/10/29 ........................ Ireland 565,000 563,610
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 695,000 702,224
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 544,000 614,878
Senior Note, 4.75%, 6/09/27 ......................... United States 382,000 382,854
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 524,000 528,906
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 1,173,000 1,208,108
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,225,000 1,221,032
Capital One Financial Corp. ,
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 1,068,000 1,202,898
Sub. Bond, 4.2%, 10/29/25 .......................... United States 875,000 873,428
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 642,000 546,846
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 970,000 975,753
Senior Note, 4.125%, 8/17/27 ........................ United States 805,000 784,531
General Motors Financial Co., Inc. ,
Senior Note, 5.8%, 1/07/29 .......................... United States 1,056,000 1,089,097
Senior Note, 4.9%, 10/06/29 ......................... United States 389,000 388,518
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 758,000 758,184
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 447,000 473,622
OneMain Finance Corp. , Senior Note , 7.5% , 5/15/31 .........
United States 955,000 996,178
16,455,712
Consumer Staples Distribution & Retail 0.4%
b
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 244,000 207,598
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 2,222,000 2,059,572
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 1,437,000 1,413,241
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 916,000 854,465
4,534,876
Containers & Packaging 0.5%
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 715,000 704,228
Senior Secured Note, 1.65%, 1/15/27 .................. United States 3,143,000 3,013,542
Senior Secured Note, 5.5%, 4/15/28 ................... United States 263,000 269,174
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 426,000 488,641
4,475,585
Distributors 0.0%
†
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 95,000 99,678

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs 0.8%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 4%, 1/15/31 ........................... United States 377,000 $ 355,702
Senior Bond, 6.75%, 12/01/33 ........................ United States 650,000 696,945
Senior Note, 5.375%, 4/15/26 ........................ United States 1,625,000 1,626,488
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 460,000 470,937
Senior Note, 4.75%, 2/15/28 ......................... United States 1,339,000 1,344,825
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 844,000 829,815
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 1,605,000 1,590,510
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 972,000 941,220
7,856,442
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
Senior Bond, 4.35%, 3/01/29 ......................... United States 1,525,000 1,521,097
Senior Bond, 2.55%, 12/01/33 ........................ United States 774,000 645,583
Senior Bond, 4.5%, 3/09/48 .......................... United States 356,000 294,076
Senior Note, 1.65%, 2/01/28 ......................... United States 305,000 285,611
Senior Note, 4.1%, 2/15/28 .......................... United States 474,000 470,876
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 1,075,000 994,721
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,702,000 1,820,088
6,032,052
Electric Utilities 3.3%
American Electric Power Co., Inc. ,
Senior Bond, 5.625%, 3/01/33 ........................ United States 572,000 593,536
N, Senior Note, 1%, 11/01/25 ........................ United States 515,000 510,289
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 430,000 378,459
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 750,000 762,212
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................... United States 1,774,000 1,819,485
Senior Bond, 5.8%, 6/15/54 .......................... United States 1,267,000 1,239,518
Senior Note, 4.85%, 1/05/29 ......................... United States 85,000 86,014
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 758,000 740,479
b
Enel Finance International NV ,
Senior Bond, 144A, 2.5%, 7/12/31 ..................... Italy 785,000 692,196
Senior Bond, 144A, 7.5%, 10/14/32 .................... Italy 1,255,000 1,433,347
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,078,000 1,102,470
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 709,000 726,322
Senior Note, 5.15%, 3/15/29 ......................... United States 1,242,000 1,270,638
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 425,000 424,398
Georgia Power Co. ,
Senior Bond, 4.7%, 5/15/32 .......................... United States 401,000 401,717
Senior Bond, 4.95%, 5/17/33 ......................... United States 829,000 833,261
Senior Bond, 5.25%, 3/15/34 ......................... United States 297,000 302,160
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 1,500,000 1,439,783
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 805,000 803,534
Senior Note, 5.3%, 3/15/32 .......................... United States 2,585,000 2,655,152

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 980,000 $ 993,770
Senior Secured Note, 144A, 2%, 12/02/25 ............... United States 868,000 858,316
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 4.95% ,
9/15/52 ......................................... United States 1,648,000 1,469,214
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 1,117,000 1,150,453
Senior Bond, 6.95%, 3/15/34 ......................... United States 543,000 591,059
Senior Bond, 4.95%, 7/01/50 ......................... United States 545,000 451,028
Senior Bond, 6.75%, 1/15/53 ......................... United States 245,000 254,656
Senior Note, 6.1%, 1/15/29 .......................... United States 1,834,000 1,897,361
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 115,000 110,409
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 642,000 668,644
Senior Note, 5.5%, 3/15/29 .......................... United States 763,000 790,766
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..
United States 691,000 692,453
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 115,000 111,513
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 915,000 901,120
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 1,188,000 1,307,043
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 769,000 798,823
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 904,000 891,880
Xcel Energy, Inc. ,
Senior Bond, 5.45%, 8/15/33 ......................... United States 880,000 893,216
Senior Bond, 5.6%, 4/15/35 .......................... United States 1,590,000 1,620,888
34,667,582
Electrical Equipment 0.2%
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 1,555,000 1,513,714
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 5.25% , 1/15/32 ...................
United States 1,255,000 1,270,142
Energy Equipment & Services 0.0%
†
Patterson-UTI Energy, Inc. , Senior Bond , 5.15% , 11/15/29 .....
United States 403,000 398,640
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 503,000 492,966
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 1,365,000 1,417,556
1,910,522
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 1,209,000 1,181,581
Global Payments, Inc. , Senior Note , 1.2% , 3/01/26 ..........
United States 286,000 280,284
Petronas Capital Ltd. ,
b
Senior Note, 144A, 4.95%, 1/03/31 .................... Malaysia 930,000 945,539
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 1,180,000 1,205,055
3,612,459
Food Products 0.8%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 1,160,000 1,210,025

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 1,324,000 $ 1,254,793
Senior Note, 5.75%, 4/01/33 ......................... United States 300,000 307,830
Senior Note, 6.75%, 3/15/34 ......................... United States 1,183,000 1,288,456
b
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group, Inc. , Senior Bond , 144A, 5.95% , 4/20/35 ........... United States 1,040,000 1,074,156
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 153,000 130,529
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 241,000 274,656
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 595,000 591,369
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 485,000 479,005
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 305,000 302,282
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 126,000 126,606
Senior Note, 144A, 5%, 3/01/32 ...................... United States 495,000 499,819
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 645,000 648,449
8,187,975
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 469,000 476,448
Ground Transportation 0.7%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 1,995,000 1,980,552
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 505,000 437,024
Senior Bond, 144A, 5.95%, 10/15/33 ................... United Kingdom 370,000 384,149
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 1,546,000 1,540,169
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 759,000 769,397
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 1,402,000 1,428,998
6,540,289
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 413,000 417,842
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 115,000 109,745
527,587
Health Care Providers & Services 1.1%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 1,380,000 1,153,295
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 1,425,000 1,469,659
Senior Bond, 4.78%, 3/25/38 ......................... United States 1,802,000 1,647,580
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 960,000 987,695
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 25,000 25,804
HCA, Inc. ,
Senior Bond, 5.25%, 6/15/26 ......................... United States 597,000 597,851
Senior Bond, 4.5%, 2/15/27 .......................... United States 302,000 301,457
Senior Bond, 5.6%, 4/01/34 .......................... United States 731,000 745,809
Senior Bond, 6%, 4/01/54 ........................... United States 962,000 934,747
Senior Note, 3.625%, 3/15/32 ........................ United States 334,000 307,508
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 1,700,000 1,745,937

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 874,000 $ 888,771
Senior Secured Note, 5.849%, 5/08/29 ................. United States 406,000 421,155
Tenet Healthcare Corp. , Senior Secured Note , 6.75% , 5/15/31 ..
United States 235,000 241,983
11,469,251
Health Care Technology 0.0%
†
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 365,000 374,747
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 6/15/33 ............................... United States 80,000 81,986
Hotels, Restaurants & Leisure 1.1%
b
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 3.5% , 2/15/29 ............................... Canada 115,000 108,944
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 115,000 109,609
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 6%, 10/15/32 ..................... United States 1,000,000 965,975
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 100,000 103,216
b
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 135,000 137,020
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 840,000 846,737
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 3,214,000 3,123,606
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 460,000 468,161
Senior Note, 5.375%, 12/15/31 ....................... United States 310,000 314,375
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 769,000 757,813
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 1,719,000 1,765,422
Senior Note, 144A, 6%, 2/01/33 ...................... United States 981,000 997,803
b
Viking Cruises Ltd. , Senior Note , 144A, 9.125% , 7/15/31 ...... United States 1,000,000 1,076,681
10,775,362
Household Durables 0.6%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 2,787,000 2,756,155
Senior Bond, 5.5%, 10/15/35 ......................... United States 1,115,000 1,131,483
b
Taylor Morrison Communities, Inc. , Senior Bond , 144A, 5.125% ,
8/01/30 ......................................... United States 255,000 251,994
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 773,000 769,095
Senior Bond, 3.8%, 11/01/29 ......................... United States 864,000 839,720
5,748,447
Independent Power and Renewable Electricity Producers 0.5%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 450,000 458,040
AES Corp. (The) , Senior Note , 1.375% , 1/15/26 ............
United States 236,000 232,293
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,423,000 1,512,345
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 320,000 344,350
Senior Bond, 6.5%, 10/01/53 ......................... United States 785,000 849,761
Senior Bond, 5.75%, 3/15/54 ......................... United States 485,000 476,427

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
Constellation Energy Generation LLC, (continued)
Senior Note, 5.6%, 3/01/28 .......................... United States 1,245,000 $ 1,282,447
5,155,663
Insurance 1.5%
Aon Global Ltd. , Senior Bond , 4.25% , 12/12/42 .............
United States 820,000 668,686
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 695,000 701,536
b
Athene Global Funding ,
Secured Bond, 144A, 2.55%, 11/19/30 ................. United States 391,000 346,668
Secured Note, 144A, 1.73%, 10/02/26 .................. United States 1,031,000 996,251
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 1,439,000 1,469,353
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 871,000 876,818
Athene Holding Ltd. , Senior Bond , 5.875% , 1/15/34 ..........
United States 469,000 483,828
Brown & Brown, Inc. ,
Senior Bond, 5.55%, 6/23/35 ......................... United States 541,000 547,164
Senior Note, 4.9%, 6/23/30 .......................... United States 1,124,000 1,129,116
Senior Note, 5.25%, 6/23/32 ......................... United States 405,000 409,909
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 537,000 533,048
b
CNO Global Funding ,
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 307,000 286,613
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 332,000 334,973
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 917,000 935,231
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 1,104,000 1,137,858
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 784,000 788,831
Fidelity National Financial, Inc. , Senior Bond , 3.2% , 9/17/51 ...
United States 645,000 396,303
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 885,000 913,159
12,955,345
Interactive Media & Services 0.5%
Meta Platforms, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 1,482,000 1,433,139
Senior Bond, 5.75%, 5/15/63 ......................... United States 1,758,000 1,768,200
Senior Bond, 5.55%, 8/15/64 ......................... United States 369,000 358,275
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 1,000,000 1,026,096
4,585,710
IT Services 0.3%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 2,110,000 2,070,401
b
Gartner, Inc. ,
Senior Bond, 144A, 3.75%, 10/01/30 ................... United States 1,063,000 995,761
Senior Note, 144A, 3.625%, 6/15/29 ................... United States 185,000 175,601
3,241,763
Leisure Products 0.2%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 867,000 739,911
Senior Bond, 5.1%, 4/01/52 .......................... United States 1,039,000 805,106
Senior Note, 5.85%, 3/18/29 ......................... United States 830,000 853,390
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 110,000 105,442
2,503,849

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 819,000 $ 818,793
Machinery 0.2%
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 1,176,000 1,177,695
b
Terex Corp. , Senior Note , 144A, 5% , 5/15/29 ............... United States 110,000 107,464
Westinghouse Air Brake Technologies Corp. , Senior Bond ,
5.611% , 3/11/34 ................................... United States 605,000 625,864
1,911,023
Media 0.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.05%, 3/30/29 .................. United States 299,000 300,811
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 245,000 190,117
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 73,000 72,644
Interpublic Group of Cos., Inc. (The) , Senior Bond , 2.4% , 3/01/31
United States 391,000 346,881
b
McGraw-Hill Education, Inc. , Senior Secured Note , 144A, 5.75% ,
8/01/28 ......................................... United States 52,000 51,840
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 1,100,000 1,070,668
Senior Bond, 4.95%, 1/15/31 ......................... United States 215,000 209,742
Senior Bond, 4.375%, 3/15/43 ........................ United States 630,000 477,104
Senior Note, 3.7%, 6/01/28 .......................... United States 319,000 309,144
b
Sirius XM Radio LLC , Senior Bond , 144A, 4.125% , 7/01/30 .... United States 125,000 114,140
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 1,937,000 2,233,637
5,376,728
Metals & Mining 0.4%
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 115,000 106,616
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 1,493,000 1,344,042
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 984,000 1,003,911
Senior Note, 144A, 6.125%, 10/06/28 .................. Australia 721,000 752,234
Senior Note, 144A, 6.375%, 10/06/30 .................. Australia 1,027,000 1,098,861
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 92,000 92,641
4,398,305
Multi-Utilities 0.6%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 757,000 769,749
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 684,000 716,168
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 855,000 875,171
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 684,000 651,554
Sempra, Inc. ,
Senior Bond, 3.25%, 6/15/27 ......................... United States 1,336,000 1,305,785
Senior Bond, 5.5%, 8/01/33 .......................... United States 850,000 869,322
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 340,000 336,545
5,524,294
Oil, Gas & Consumable Fuels 3.7%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 947,000 861,754
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 90,000 89,659

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 856,000 $ 940,719
b
Senior Note, 144A, 5%, 12/15/29 ..................... Canada 935,000 941,586
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 562,000 505,430
Senior Note, 4.5%, 10/01/29 ......................... United States 2,912,000 2,881,976
Senior Note, 4%, 3/01/31 ........................... United States 72,000 68,802
b
Columbia Pipelines Operating Co. LLC ,
Senior Bond, 144A, 6.544%, 11/15/53 .................. United States 574,000 593,184
Senior Note, 144A, 5.927%, 8/15/30 ................... United States 915,000 963,296
Diamondback Energy, Inc. , Senior Bond , 6.25% , 3/15/33 ......
United States 1,599,000 1,700,554
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 1,515,000 1,542,220
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 1,055,000 1,095,002
Senior Bond, 5.65%, 10/15/54 ........................ United States 405,000 388,100
Enbridge, Inc. ,
Senior Note, 1.6%, 10/04/26 ......................... Canada 456,000 440,643
Senior Note, 4.9%, 6/20/30 .......................... Canada 605,000 610,511
Energy Transfer LP ,
d
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,817,000 1,814,364
Senior Bond, 5.75%, 2/15/33 ......................... United States 388,000 401,904
Senior Note, 5.25%, 7/01/29 ......................... United States 1,424,000 1,456,703
b
Hess Midstream Operations LP , Senior Note , 144A, 4.25% ,
2/15/30 ......................................... United States 115,000 111,372
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 600,000 608,139
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 1,976,000 2,269,586
Senior Note, 5%, 2/01/29 ........................... United States 128,000 129,688
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 105,000 105,182
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 20,000 22,006
Senior Bond, 6.2%, 3/15/40 .......................... United States 93,000 91,142
Senior Note, 8.5%, 7/15/27 .......................... United States 2,685,000 2,828,956
Senior Note, 5.2%, 8/01/29 .......................... United States 328,000 329,056
ONEOK, Inc. ,
Senior Bond, 6.35%, 1/15/31 ......................... United States 310,000 330,531
Senior Bond, 6.05%, 9/01/33 ......................... United States 964,000 1,012,045
Senior Note, 4.75%, 10/15/31 ........................ United States 665,000 658,978
Senior Note, 6.1%, 11/15/32 ......................... United States 906,000 958,229
b
Senior Note, 144A, 6.5%, 9/01/30 ..................... United States 85,000 90,732
Ovintiv, Inc. , Senior Bond , 6.25% , 7/15/33 .................
United States 133,000 137,612
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 500,000 506,895
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 460,000 452,985
b
South Bow USA Infrastructure Holdings LLC ,
Senior Bond, 144A, 5.584%, 10/01/34 .................. Canada 624,000 616,345
Senior Note, 144A, 5.026%, 10/01/29 .................. Canada 1,325,000 1,324,306
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 1,076,000 1,075,027
Senior Bond, 4.875%, 2/01/31 ........................ United States 938,000 927,475
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 110,000 107,240

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 2,600,000 $ 2,672,277
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 230,000 238,059
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 618,000 614,616
Senior Note, 4.9%, 8/01/30 .......................... United States 268,000 267,037
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 975,000 997,129
36,779,052
Paper & Forest Products 0.2%
b
Georgia-Pacific LLC ,
Senior Note, 144A, 0.95%, 5/15/26 .................... United States 457,000 444,446
Senior Note, 144A, 4.95%, 6/30/32 .................... United States 805,000 811,088
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 1,130,000 999,811
2,255,345
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 1,790,000 1,776,944
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 1,331,000 1,309,157
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 460,000 463,772
Senior Note, 4.9%, 3/22/33 .......................... United States 1,720,000 1,740,469
3,513,398
Pharmaceuticals 0.7%
Bristol-Myers Squibb Co. ,
Senior Bond, 5.2%, 2/22/34 .......................... United States 744,000 760,179
Senior Note, 4.9%, 2/22/29 .......................... United States 1,685,000 1,717,922
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 613,000 609,563
Senior Bond, 5.3%, 5/19/53 .......................... United States 854,000 797,997
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 1,780,000 1,901,065
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 1,168,000 1,178,675
Senior Note, 5.15%, 9/02/29 ......................... United States 982,000 1,000,291
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 5.125%, 5/09/29 ........................ Israel 200,000 200,085
Senior Note, 8.125%, 9/15/31 ........................ Israel 220,000 249,129
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 233,000 247,538
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 244,000 218,633
8,881,077
Professional Services 0.2%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 195,000 199,639
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,510,000 1,543,260
1,742,899
Semiconductors & Semiconductor Equipment 0.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.875% , 1/15/27 ................................... United States 2,814,000 2,790,836

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. , Senior Note , 5.05% , 7/12/29 ...............
United States 434,000 $ 443,059
b
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 365,000 372,783
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 550,000 565,695
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 637,000 661,488
Senior Note, 4.75%, 7/15/30 ......................... United States 135,000 135,126
Senior Note, 5.95%, 9/15/33 ......................... United States 520,000 548,710
5,517,697
Software 0.7%
Atlassian Corp. ,
Senior Bond, 5.5%, 5/15/34 .......................... United States 172,000 174,728
Senior Note, 5.25%, 5/15/29 ......................... United States 520,000 530,932
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 ........................ United States 842,000 763,515
Senior Bond, 3.65%, 3/25/41 ......................... United States 1,308,000 1,023,189
Senior Bond, 4%, 11/15/47 .......................... United States 48,000 36,388
Senior Bond, 3.95%, 3/25/51 ......................... United States 330,000 239,907
Senior Note, 1.65%, 3/25/26 ......................... United States 337,000 330,429
Senior Note, 2.3%, 3/25/28 .......................... United States 2,276,000 2,155,647
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 412,000 355,991
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 1,185,000 1,189,774
Senior Bond, 5.7%, 4/01/55 .......................... United States 90,000 88,818
VMware LLC , Senior Note , 1.4% , 8/15/26 .................
United States 466,000 451,549
7,340,867
Specialized REITs 1.2%
American Tower Corp. ,
Senior Bond, 2.9%, 1/15/30 .......................... United States 1,095,000 1,017,482
Senior Bond, 2.7%, 4/15/31 .......................... United States 1,651,000 1,477,946
Senior Note, 2.75%, 1/15/27 ......................... United States 1,724,000 1,681,475
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 953,000 935,937
Senior Bond, 3.8%, 2/15/28 .......................... United States 777,000 761,904
Senior Note, 4.9%, 9/01/29 .......................... United States 1,151,000 1,159,741
EPR Properties ,
Senior Bond, 4.5%, 6/01/27 .......................... United States 407,000 404,097
Senior Bond, 3.6%, 11/15/31 ......................... United States 498,000 450,077
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 2,563,000 2,421,119
Senior Note, 1%, 9/15/25 ........................... United States 268,000 266,687
Extra Space Storage LP , Senior Note , 5.9% , 1/15/31 .........
United States 1,255,000 1,320,662
SBA Communications Corp. , Senior Note , 3.125% , 2/01/29 ....
United States 120,000 111,949
12,009,076
Specialty Retail 0.2%
AutoNation, Inc. , Senior Bond , 4.5% , 10/01/25 .............
United States 226,000 225,744
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 1,000,000 1,030,563
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 730,000 655,614
Senior Bond, 4.1%, 1/15/52 .......................... United States 1,055,000 753,278

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
b
PetSmart, Inc. / PetSmart Finance Corp. , Senior Secured Note ,
144A, 4.75% , 2/15/28 ............................... United States 275,000 $ 270,171
2,935,370
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 457,000 443,495
Senior Bond, 5.6%, 10/15/54 ......................... United States 913,000 839,826
Senior Note, 4.55%, 10/15/29 ........................ United States 786,000 781,622
Senior Note, 4.85%, 10/15/31 ........................ United States 914,000 910,912
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 890,000 901,305
3,877,160
Textiles, Apparel & Luxury Goods 0.3%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 925,000 932,281
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 250,000 222,882
Senior Bond, 5.5%, 3/11/35 .......................... United States 841,000 845,377
Senior Note, 5.1%, 3/11/30 .......................... United States 694,000 703,906
2,704,446
Tobacco 0.3%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 2,232,000 2,286,136
Senior Note, 4.375%, 4/30/30 ........................ United States 390,000 387,498
Senior Note, 4.75%, 11/01/31 ........................ United States 780,000 781,165
3,454,799
Trading Companies & Distributors 0.5%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 1,494,000 1,538,149
b
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 1,552,000 1,579,789
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 960,000 967,290
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 110,000 106,801
b
Herc Holdings, Inc. ,
Senior Note, 144A, 5.5%, 7/15/27 ..................... United States 105,000 104,656
Senior Note, 144A, 7%, 6/15/30 ...................... United States 40,000 41,366
Senior Note, 144A, 7.25%, 6/15/33 .................... United States 25,000 25,906
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 115,000 111,668
4,475,625
Transportation Infrastructure 0.0%
†
b,d
DP World Salaam , Junior Sub. Bond , Reg S, 6% to 12/31/25,
FRN thereafter , Perpetual ...........................
United Arab
Emirates 310,000 309,709
Wireless Telecommunication Services 0.9%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ........................... Canada 1,882,000 1,906,503
Senior Note, 3.8%, 3/15/32 .......................... Canada 580,000 540,752
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 765,000 783,217
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 1,535,000 1,573,178
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 1,054,000 1,055,979
Senior Bond, 5.75%, 1/15/54 ......................... United States 243,000 237,573

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note, 3.75%, 4/15/27 ......................... United States 1,976,000 $ 1,953,159
Senior Note, 3.375%, 4/15/29 ........................ United States 1,307,000 1,255,697
Senior Note, 3.875%, 4/15/30 ........................ United States 34,000 32,964
b
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.75% ,
7/15/31 ......................................... United Kingdom 210,000 194,508
9,533,530
Total Corporate Bonds (Cost $406,764,728) ...................................
407,525,374
Senior Floating Rate Interests 1.1%
Aerospace & Defense 0.1%
f
TransDigm, Inc., First Lien, CME Term Loan, L, 6.796%, (3-month
SOFR + 2.5%), 1/19/32 ............................. United States 1,071,900 1,076,182
Air Freight & Logistics 0.0%
†
f
Rand Parent LLC, First Lien, CME Term Loan, B, 7.296%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 269,199 266,982
Building Products 0.1%
f
TAMKO Building Products LLC, First Lien, 2024 CME Term Loan,
7.069%, (1-month SOFR + 2.75%; 3-month SOFR + 2.75%),
9/20/30 ......................................... United States 348,250 349,643
Chemicals 0.0%
†
f
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.55%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 103,432 103,513
Food Products 0.2%
f
Chobani LLC, First Lien, 2025 New CME Term Loan, 6.856%,
(1-month SOFR + 2.5%), 10/25/27 ..................... United States 1,386,516 1,393,740
Ground Transportation 0.1%
f
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
6.046%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 1,071,900 1,070,844
f
Hotels, Restaurants & Leisure 0.2%
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
6.606%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 1,071,859 1,071,993
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.577%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 994,859 996,823
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 6.856%,
(1-month SOFR + 2.5%), 5/03/29 ...................... United States 122,475 122,991
2,191,807
a a a a a a
Household Durables 0.1%
f
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.546%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 967,793 969,608
Insurance 0.1%
f
USI, Inc., First Lien, 2024-D CME Term Loan, 6.546%, (3-month
SOFR + 2.25%), 11/21/29 ........................... United States 1,061,975 1,062,395
f
Media 0.0%
†
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.82%, (3-month SOFR + 5.25%), 8/02/29 ........ United States 32,974 32,763

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
f
Media (continued)
Gray Media, Inc., First Lien, CME Term Loan, D, 7.443%,
(1-month SOFR + 3%), 12/01/28 ...................... United States 103,121 $ 103,150
135,913
a a a a a a
Passenger Airlines 0.0%
†
f
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 7.575%, (3-month SOFR + 3.25%), 5/28/32 ..... United States 119,700 120,673
f
Software 0.1%
Proofpoint, Inc., First Lien, CME Term Loan, 7.327%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 102,898 103,188
UKG, Inc., First Lien, Initial CME Term Loan, 7.31%, (3-month
SOFR + 3%), 2/10/31 ............................... United States 1,047,068 1,048,146
1,151,334
a a a a a a
Specialty Retail 0.1%
f
PetSmart LLC, First Lien, Initial CME Term Loan, 8.206%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 1,071,649 1,070,980
Total Senior Floating Rate Interests (Cost $10,936,894) ........................
10,963,614
Foreign Government and Agency Securities 2.7%
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 400,000 405,916
b
Benin Government Bond ,
Senior Bond, Reg S, 4.875%, 1/19/32 .................. Benin 431,000 EUR 459,749
Senior Bond, Reg S, 4.95%, 1/22/35 ................... Benin 210,000 EUR 214,482
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 1,188,000 1,120,581
Senior Bond, 3.75%, 9/12/31 ......................... Brazil 750,000 674,165
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 300,000 293,046
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 200,000 EUR 235,573
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 200,000 206,690
Senior Note, 4.85%, 1/22/29 ......................... Chile 530,000 537,685
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 ........................ Colombia 200,000 196,900
Senior Bond, 3.125%, 4/15/31 ........................ Colombia 1,200,000 1,013,112
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 560,000 569,520
Comision Federal de Electricidad ,
b
Senior Bond, Reg S, 3.875%, 7/26/33 .................. Mexico 800,000 678,174
Corp. Nacional del Cobre de Chile ,
b
Senior Bond, 144A, 6.33%, 1/13/35 .................... Chile 510,000 529,834
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 600,000 606,750
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 640,000 593,792
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 350,000 352,013
b
Electricite de France SA ,
d
Junior Sub. Bond, 144A, 9.125% to 6/14/33, FRN thereafter,
Perpetual ........................................ France 210,000 241,159
Senior Bond, 144A, 5.75%, 1/13/35 .................... France 1,110,000 1,131,869
Senior Bond, 144A, 4.75%, 10/13/35 ................... France 1,114,000 1,076,130

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 780,000 $ 801,115
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 720,000 772,729
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 650,000 657,104
Indonesia Government Bond ,
b
Senior Bond, Reg S, 4.35%, 1/08/27 ................... Indonesia 1,275,000 1,279,277
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 500,000 464,418
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 650,000 631,483
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 1,250,000 1,079,775
Panama Government Bond ,
Senior Note, 7.5%, 3/01/31 .......................... Panama 1,030,000 1,105,808
b
Paraguay Government Bond ,
Senior Bond, 144A, 3.849%, 6/28/33 ................... Paraguay 690,000 627,038
Senior Bond, Reg S, 4.7%, 3/27/27 .................... Paraguay 650,000 649,512
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 1,420,000 1,281,451
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 650,000 663,926
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 360,000 343,376
Philippines Government Bond ,
Senior Bond, 5.5%, 2/04/35 .......................... Philippines 910,000 948,199
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 700,000 675,336
b
Romania Government Bond , Senior Bond , Reg S, 5.625% ,
2/22/36 ......................................... Romania 600,000 EUR 671,070
b
Romanian Government Bond ,
Senior Bond, Reg S, 3%, 2/14/31 ...................... Romania 420,000 368,339
Senior Bond, Reg S, 7.125%, 1/17/33 .................. Romania 370,000 393,129
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 550,000 547,216
Senior Bond, 4.85%, 9/30/29 ......................... South Africa 330,000 318,469
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 210,000 204,783
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 620,000 627,546
c
Uruguay Government Bond , Senior Bond , PIK, 7.875% , 1/15/33 Uruguay 1,300,000 1,541,215
Total Foreign Government and Agency Securities (Cost $27,251,263) ............
27,789,454
U.S. Government and Agency Securities 0.0%
†
g
U.S. Treasury Notes ,
0.25%, 10/31/25 .................................. United States 30,900 30,596
1.125%, 2/29/28 .................................. United States 119,000 110,979
Total U.S. Government and Agency Securities (Cost $141,575) ..................
141,575
Asset-Backed Securities 13.1%
Capital Markets 0.2%
b,f
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.768% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 2,000,000 2,004,704
Commercial Services & Supplies 0.1%
b,f
Trestles CLO IV Ltd. , 2021-4A , A , 144A, FRN , 5.757% , ( 3-month
SOFR + 1.432% ), 7/21/34 . ........................... United States 1,350,000 1,354,401
Consumer Finance 3.1%
American Express Credit Account Master Trust , 2022-3 , A , 3.75% ,
8/15/27 . ......................................... United States 5,554,000 5,551,769
BA Credit Card Trust , 2024-A1 , A , 4.93% , 5/15/29 . ..........
United States 5,680,000 5,750,987

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance (continued)
Capital One Prime Auto Receivables Trust , 2022-1 , A3 , 3.17% ,
4/15/27 . ......................................... United States 1,421,817 $ 1,416,044
b
Carvana Auto Receivables Trust , 2023-P3 , A3 , 144A, 5.82% ,
8/10/28 . ......................................... United States 773,784 778,617
GM Financial Consumer Automobile Receivables Trust ,
2023-1, A3, 4.66%, 2/16/28 .......................... United States 570,218 570,638
2024-2, A3, 5.1%, 3/16/29 ........................... United States 2,147,000 2,163,487
b
Golden Credit Card Trust , 2022-4A , A , 144A, 4.31% , 9/15/27 . .. Canada 5,492,000 5,489,208
Harley-Davidson Motorcycle Trust , 2024-A , A3 , 5.37% , 3/15/29 .
United States 1,500,000 1,513,949
Hyundai Auto Receivables Trust ,
2023-A, A3, 4.58%, 4/15/27 .......................... United States 1,138,542 1,138,733
2024-A, A3, 4.99% , 2/15/29 .......................... United States 4,042,000 4,071,751
Toyota Auto Receivables Owner Trust ,
2023-C, A3, 5.16%, 4/17/28 .......................... United States 839,431 843,399
2024-A, A3, 4.83%, 10/16/28 ......................... United States 2,913,000 2,926,339
32,214,921
a a a a a a
Financial Services 9.7%
b,f
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.725% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 750,000 752,678
b,f
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.682% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 1,850,000 1,854,399
b,f
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.765% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 800,000 803,340
b,f
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.838% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 1,500,000 1,505,250
b,f
Bain Capital CLO Ltd. , 2024-1A , A1 , 144A, FRN , 5.868% ,
( 3-month SOFR + 1.55% ), 4/16/37 . .................... Jersey 551,000 552,760
b,f
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.482% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 900,000 901,080
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 1,028,770 1,040,694
b,f
BDS Ltd. ,
2021-FL10, A, 144A, FRN, 5.814%, (1-month SOFR + 1.464%),
12/16/36 ........................................ United States 678,311 679,223
2021-FL9, A, 144A, FRN, 5.534%, (1-month SOFR + 1.184%),
11/16/38 ........................................ United States 67,646 67,738
b,f
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.725% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 1,750,000 1,757,000
b,f
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.955% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 1,500,000 1,506,630
b,f
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 5.569% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 400,000 400,344
b,f
BRAVO Residential Funding Trust , 2021-HE2 , B1 , 144A, FRN ,
6.75% , ( 30-day SOFR Average + 2.4% ), 11/25/69 . ......... United States 3,000,000 3,006,596
CarMax Auto Owner Trust , 2024-2 , A3 , 5.5% , 1/16/29 . ........
United States 1,592,000 1,610,803
b,f
Cathedral Lake VIII Ltd. , 2021-8A , A1 , 144A, FRN , 5.807% ,
( 3-month SOFR + 1.482% ), 1/20/35 . ................... United States 1,880,000 1,892,859
b,f
CBAM Ltd. ,
2017-2A, AR, 144A, FRN, 5.774%, (3-month SOFR + 1.452%),
7/17/34 ......................................... United States 1,650,000 1,651,323
2020-12A, AR, 144A, FRN, 5.767%, (3-month SOFR +
1.442%), 7/20/34 .................................. United States 750,000 752,503
b
Chase Auto Owner Trust , 2024-1A , A3 , 144A, 5.13% , 5/25/29 . .. United States 4,211,000 4,238,264

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,f
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.679%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 1,500,000 $ 1,507,432
2020-1A, A1R, 144A, FRN, 5.729%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 2,520,000 2,521,891
2021-4A, AR, 144A, FRN, 5.679%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 1,650,000 1,654,900
b
Citizens Auto Receivables Trust ,
2023-2, A3, 144A, 5.83%, 2/15/28 ..................... United States 439,129 442,300
f
2024-2, A2B, 144A, FRN, 4.88%, ( 30-day SOFR Average +
0.54%), 11/16/26 .................................. United States 300,762 300,822
b
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 469,000 468,633
2025-1A, A1, 144A, 5.316%, 5/25/50 ................... United States 504,000 509,005
b,f
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.757% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,190
b,f
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.805% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 1,600,000 1,609,792
b,f
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 5.245%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 893,325 893,745
2021-13A, A1R, 144A, FRN, 5.378%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 700,000 700,531
b,f
Ellington CLO III Ltd. , 2018-3A , B , 144A, FRN , 6.587% , ( 3-month
SOFR + 2.262% ), 7/20/30 . ........................... United States 631,711 633,563
b,f
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.849% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 1,250,000 1,254,512
b,f
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.705% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 1,500,000 1,503,921
b,f
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.845% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 1,400,000 1,405,458
b,f
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 1,700,000 1,705,649
Ford Credit Auto Owner Trust ,
2024-A, A3, 5.09%, 12/15/28 ......................... United States 5,827,000 5,876,426
2024-B, A3, 5.1%, 4/15/29 ........................... United States 3,669,000 3,710,139
b,f
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.825% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 1,500,000 1,505,563
b
GreenState Auto Receivables Trust , 2024-1A , A3 , 144A, 5.19% ,
1/16/29 . ......................................... United States 2,000,000 2,014,157
b,f
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.817% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 1,650,000 1,651,410
Honda Auto Receivables Owner Trust , 2023-3 , A3 , 5.41% ,
2/18/28 . ......................................... United States 2,638,998 2,655,015
b,f
ICG US CLO Ltd. , 2017-1A , ARR , 144A, FRN , 5.745% , ( 3-month
SOFR + 1.432% ), 7/28/34 . ........................... United States 2,500,000 2,513,971
b,f
Jamestown CLO IX Ltd. ,
2016-9A, A1RR, 144A, FRN, 5.82%, (3-month SOFR +
1.502%), 7/25/34 .................................. United States 1,000,000 1,005,671
2016-9A, A2RR, 144A, FRN, 6.43%, (3-month SOFR +
2.112%), 7/25/34 .................................. United States 700,000 701,317
b,f
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 6.068% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 1,150,000 1,153,909
b
LAD Auto Receivables Trust , 2023-3A , A3 , 144A, 6.12% , 9/15/27 . United States 427,835 428,640
b,f
Magnetite XXXVII Ltd. , 2023-37A , A , 144A, FRN , 5.975% ,
( 3-month SOFR + 1.65% ), 10/20/36 . ................... United States 500,000 500,729

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,f
MF1 Ltd. , 2021-FL6 , A , 144A, FRN , 5.564% , ( 1-month SOFR +
1.214% ), 7/16/36 . ................................. United States 141,458 $ 141,556
b,f
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.869% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 248,192 248,448
b,f
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.732% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 1,000,000 1,003,553
b
NRZ Excess Spread-Collateralized Notes , 2020-PLS1 , A , 144A,
3.844% , 12/25/25 . ................................. United States 386,107 382,815
b,f
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.668% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 1,089,000 1,093,096
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 1,706,000 1,705,935
b,f
Palmer Square CLO Ltd. , 2021-3A , B , 144A, FRN , 6.229% ,
( 3-month SOFR + 1.912% ), 1/15/35 . ................... United States 2,925,000 2,930,814
b,f
Park Avenue Institutional Advisers CLO Ltd. , 2021-1A , A1A , 144A,
FRN , 5.977% , ( 3-month SOFR + 1.652% ), 1/20/34 . ........ United States 500,000 500,851
b,f
Ready Capital Mortgage Financing LLC ,
2021-FL7, A, 144A, FRN, 5.667%, (1-month SOFR + 1.314%),
11/25/36 ........................................ United States 204,217 203,913
2021-FL7, AS, 144A, FRN, 5.967%, (1-month SOFR + 1.614%),
11/25/36 ........................................ United States 3,900,000 3,901,559
b,f
Rockland Park CLO Ltd. , 2021-1A , B , 144A, FRN , 6.237% ,
( 3-month SOFR + 1.912% ), 4/20/34 . ................... United States 2,000,000 2,000,000
b,f
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.708% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 1,150,000 1,154,600
b,f
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.868% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 1,900,000 1,907,713
b,f
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.757% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 2,460,000 2,465,284
b,f
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.73% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 1,000,000 1,000,770
b,f
Symphony CLO XXXII Ltd. , 2022-32A , A1 , 144A, FRN , 5.639% ,
( 3-month SOFR + 1.32% ), 4/23/35 . .................... United States 750,000 750,000
b,f
TCW CLO Ltd. , 2021-2A , AS , 144A, FRN , 5.76% , ( 3-month SOFR
+ 1.442% ), 7/25/34 . ................................ United States 1,500,000 1,501,154
b,f
TICP CLO XII Ltd. , 2018-12A , BR , 144A, FRN , 6.229% , ( 3-month
SOFR + 1.912% ), 7/15/34 . ........................... United States 1,950,000 1,953,716
b,f
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 5.545% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 750,000 750,643
b,f
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.839% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 123,910 124,218
b,f
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.759% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 736,628 738,254
b,f
Voya CLO Ltd. , 2024-4A , A1 , 144A, FRN , 5.675% , ( 3-month
SOFR + 1.35% ), 7/20/37 . ............................ United States 1,850,000 1,858,786
b,f
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 5.562% ,
( 3-month SOFR + 1.23% ), 1/20/35 . .................... United States 1,200,000 1,200,446
b,f
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 6.118%, (3-month SOFR + 1.8%),
1/15/37 ......................................... United States 1,500,000 1,506,463
2024-2A, A, 144A, FRN, 5.778%, ( 3-month SOFR + 1.46%),
7/15/37 ......................................... United States 750,000 751,588
97,828,950
a a a a a a
Total Asset-Backed Securities (Cost $132,422,054) ............................
133,402,976

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 5.8%
Financial Services 5.8%
b,f
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 5.597% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 518,452 $ 519,202
h
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.278% , 9/15/48 .............................. United States 4,306,000 4,162,082
h,i
BANK ,
2018-BN13, XA, IO, FRN, 0.449%, 8/15/61 .............. United States 165,701,857 1,892,564
2020-BN26, XA, IO, FRN, 1.19%, 3/15/63 ............... United States 38,248,950 1,564,730
h
Bank of America Merrill Lynch Commercial Mortgage Trust , 2016-
UB10 , C , FRN , 4.82% , 7/15/49 ........................ United States 167,000 161,092
b
Barclays Commercial Mortgage Trust ,
2019-C5, D, 144A, 2.5%, 11/15/52 ..................... United States 528,000 430,657
h
2019-C5, F, 144A, FRN, 2.574%, 11/15/52 ............... United States 4,179,000 2,438,341
h,i
BBCMS Mortgage Trust , 2024-5C29 , XA , IO, FRN , 1.599% ,
9/15/57 ......................................... United States 22,877,279 1,303,090
b,h
CFCRE Commercial Mortgage Trust ,
2011-C2, D, 144A, FRN, 5.249%, 12/15/47 ............... United States 113,793 109,918
2011-C2, E, 144A, FRN, 5.249%, 12/15/47 ............... United States 175,000 163,281
h
Citigroup Commercial Mortgage Trust , 2016-P6 , B , FRN , 4.153% ,
12/10/49 ........................................ United States 1,631,000 1,508,668
COMM Mortgage Trust ,
b,h
2012-CR1, D, 144A, FRN, 5.103%, 5/15/45 .............. United States 952,028 868,811
b
2012-LC4, E, 144A, 4.25%, 12/10/44 ................... United States 1,918,000 246,421
h
2014-CR17, C, FRN, 4.779%, 5/10/47 .................. United States 634,000 582,980
b,h
2014-CR17, D, 144A, FRN, 4.843%, 5/10/47 ............. United States 233,000 187,380
b,h
2014-CR19, D, 144A, FRN, 4.496%, 8/10/47 ............. United States 50,603 49,249
h,i
2014-UBS4, XA, IO, FRN, 0.752%, 8/10/47 .............. United States 3,661,971 13,233
h
2014-UBS6, C, FRN, 4.41%, 12/10/47 .................. United States 251,033 247,989
h,i
2019-GC44, XA, IO, FRN, 0.608%, 8/15/57 .............. United States 84,307,638 1,569,075
b,h,i
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.048% , 1/15/49 ......................... United States 5,848,073 1,015
h
CSAIL Commercial Mortgage Trust ,
2015-C1, C, FRN, 3.831%, 4/15/50 .................... United States 1,507,000 1,375,560
i
2019-C17, XA, IO, FRN, 1.321%, 9/17/52 ................ United States 54,934,054 2,232,998
h,i
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.635% , 12/15/49 .... United States 87,550,543 377,220
b,h
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.351% ,
8/10/44 ......................................... United States 2,971,685 2,855,627
b,f
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 7.714%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 2,554,465 2,597,496
2020-01, M10, 144A, FRN, 8.214%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 3,088,253 3,173,976
h,i
GS Mortgage Securities Trust , 2014-GC22 , XA , IO, FRN , 0.591% ,
6/10/47 ......................................... United States 13,059,008 74,630
b,h
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2012-C6, E, 144A, FRN, 4.964%, 5/15/45 ............... United States 614,000 596,173
2012-LC9, D, 144A, FRN, 3.571%, 12/15/47 ............. United States 737,000 701,146
j
2013-LC11, E, 144A, FRN, 3.25%, 4/15/46 ............... United States 2,038,000 80,460
h
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 3.94%, 7/15/45 .................... United States 128,156 123,478
b
2013-C14, D, 144A, FRN, 4.038%, 8/15/46 .............. United States 917,000 710,206
i
2014-C22, XA, IO, FRN, 0.398%, 9/15/47 ................ United States 1,270,747 13
i
2014-C25, XA, IO, FRN, 0.465%, 11/15/47 ............... United States 4,796,292 48
h
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, C, FRN, 4.756%, 6/15/51 .................... United States 387,000 345,083
i
2019-COR6, XA, IO, FRN, 0.908%, 11/13/52 ............. United States 65,868,489 1,969,224
h
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.645%, 8/15/45 ............... United States 481,365 472,262

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
h
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
2013-C10, B, FRN, 3.979%, 7/15/46 ................... United States 681,774 $ 641,091
b
2013-C10, F, 144A, FRN, 3.979%, 7/15/46 ............... United States 2,331,000 217,702
i
2015-C26, XA, IO, FRN, 0.763%, 10/15/48 ............... United States 14,568,786 146
2015-C27, C, FRN, 4.472%, 12/15/47 .................. United States 3,614,000 3,520,868
Morgan Stanley Capital I Trust ,
2015-UBS8, A4, 3.809%, 12/15/48 ..................... United States 403,000 400,929
h
2015-UBS8, B, FRN, 4.315%, 12/15/48 ................. United States 319,000 306,847
h,i
2016-BNK2, XA, IO, FRN, 0.944%, 11/15/49 ............. United States 21,536,214 165,999
h,i
2016-UB12, XA, IO, FRN, 0.625%, 12/15/49 ............. United States 59,465,936 307,873
h,i
2018-H3, XA, IO, FRN, 0.756%, 7/15/51 ................. United States 46,209,688 848,493
h,i
2018-H4, XA, IO, FRN, 0.8%, 12/15/51 ................. United States 51,685,976 1,169,964
h
2018-L1, C, FRN, 4.779%, 10/15/51 .................... United States 341,000 307,413
b,j
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 1,661,295 146
h,i
UBS Commercial Mortgage Trust ,
2017-C7, XA, IO, FRN, 0.971%, 12/15/50 ................ United States 55,737,262 1,082,568
2018-C12, XA, IO, FRN, 0.854%, 8/15/51 ................ United States 101,465,248 2,149,724
h,i
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 54,925 107
Wells Fargo Commercial Mortgage Trust ,
2015-C31, AS, 4.049%, 11/15/48 ...................... United States 712,000 708,234
2015-C31, D, 3.852%, 11/15/48 ....................... United States 1,155,000 1,007,981
h
2015-LC20, C, FRN, 4.056%, 4/15/50 .................. United States 638,769 615,448
h,i
2017-C41, XA, IO, FRN, 1.152%, 11/15/50 ............... United States 75,910,987 1,528,809
h
2018-C46, C, FRN, 4.953%, 8/15/51 ................... United States 412,000 383,443
h,i
2019-C50, XA, IO, FRN, 1.404%, 5/15/52 ................ United States 42,463,545 1,658,278
h,i
2020-C55, XA, IO, FRN, 1.268%, 2/15/53 ................ United States 62,225,955 2,791,058
h
2020-C57, C, FRN, 4.023%, 8/15/53 ................... United States 1,121,000 1,014,424
h
WFRBS Commercial Mortgage Trust ,
2013-C11, B, FRN, 3.714%, 3/15/45 .................... United States 930,923 917,941
i
2013-C14, XA, IO, FRN, 0.329%, 6/15/46 ................ United States 1,402,273 14
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 1,285,000 1,219,943
i
2014-C22, XA, IO, FRN, 0.249%, 9/15/57 ................ United States 3,236,757 618
i
2014-C23, XA, IO, FRN, 0.07%, 10/15/57 ................ United States 4,847,996 48
58,671,487
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $65,753,100) ..............
58,671,487
Mortgage-Backed Securities 43.7%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.6%
FHLMC Pool, 15 Year, 3%, 7/01/34 - 5/01/35 ............... United States 1,400,624 1,338,166
FHLMC Pool, 30 Year, 2%, 2/01/51 - 5/01/51 ............... United States 1,514,162 1,194,406
FHLMC Pool, 30 Year, 2.5%, 4/01/43 - 1/01/52 ............. United States 2,901,716 2,429,306
FHLMC Pool, 30 Year, 2.5%, 4/01/52 ..................... United States 6,276,547 5,222,624
FHLMC Pool, 30 Year, 3%, 10/01/46 ..................... United States 1,039,107 917,100
FHLMC Pool, 30 Year, 3.5%, 4/01/42 - 2/01/47 ............. United States 1,924,203 1,767,221
FHLMC Pool, 30 Year, 4%, 12/01/44 - 7/01/49 .............. United States 2,102,297 1,985,177
FHLMC Pool, 30 Year, 4.5%, 8/01/44 - 11/01/49 ............ United States 349,833 340,109
FHLMC Pool, 30 Year, 5%, 3/01/41 - 7/01/52 ............... United States 914,971 898,866
FHLMC Pool, 30 Year, 5.5%, 9/01/53 ..................... United States 4,265,266 4,289,280
FHLMC Pool, 30 Year, 5.5%, 9/01/53 - 11/01/53 ............ United States 3,113,415 3,119,701
FHLMC Pool, 30 Year, 6%, 9/01/53 ...................... United States 2,368,963 2,424,973
25,926,929
Federal National Mortgage Association (FNMA) Fixed Rate 25.0%
FNMA, 3.5%, 2/01/47 - 6/01/56 ......................... United States 3,186,094 2,866,663

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 3.5%, 9/01/57 ................................ United States 5,020,746 $ 4,482,671
FNMA, 4%, 1/01/45 - 1/01/57 .......................... United States 3,356,029 3,117,600
FNMA, 15 Year, 2%, 2/01/37 ........................... United States 4,063,093 3,721,282
FNMA, 15 Year, 2%, 3/01/37 ........................... United States 3,197,031 2,931,229
FNMA, 15 Year, 2.5%, 9/01/36 ......................... United States 3,776,585 3,534,541
FNMA, 15 Year, 3.5%, 6/01/31 ......................... United States 116,227 114,423
FNMA, 20 Year, 1.5%, 11/01/41 ......................... United States 6,690,111 5,442,013
FNMA, 30 Year, 2%, 9/01/50 - 4/01/52 .................... United States 3,192,117 2,526,686
FNMA, 30 Year, 2.5%, 12/01/50 - 2/01/52 ................. United States 4,190,692 3,491,833
FNMA, 30 Year, 3%, 9/01/42 - 4/01/52 .................... United States 8,432,428 7,454,050
FNMA, 30 Year, 3.5%, 5/01/42 - 4/01/52 .................. United States 3,391,477 3,109,057
FNMA, 30 Year, 4%, 8/01/44 - 11/01/49 ................... United States 2,181,470 2,051,170
FNMA, 30 Year, 4.5%, 7/01/44 - 11/01/49 ................. United States 1,269,153 1,233,151
FNMA, 30 Year, 5%, 3/01/40 - 9/01/52 .................... United States 7,394,601 7,271,397
FNMA, 30 Year, 5.5%, 8/01/53 ......................... United States 4,233,619 4,250,348
FNMA, 30 Year, 5.5%, 1/01/33 - 9/01/53 .................. United States 500,937 505,306
FNMA, 30 Year, 5.5%, 11/01/53 ......................... United States 5,132,924 5,152,660
FNMA, 30 Year, 6%, 2/01/36 - 4/01/53 .................... United States 1,140,094 1,183,203
k
Uniform Mortgage-Backed Securities, 1.5%, TBA, 8/25/40 ..... United States 6,000,000 5,300,504
k
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/40 ...... United States 2,000,000 1,816,366
k
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/55 ...... United States 70,000,000 54,778,788
k
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/40 ..... United States 1,000,000 928,784
k
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/55 ..... United States 38,000,000 31,140,229
k
Uniform Mortgage-Backed Securities, 3%, TBA, 8/25/40 ...... United States 1,000,000 947,110
k
Uniform Mortgage-Backed Securities, 3%, TBA, 8/25/55 ...... United States 9,000,000 7,703,680
k
Uniform Mortgage-Backed Securities, 3.5%, TBA, 8/25/40 ..... United States 1,000,000 958,193
k
Uniform Mortgage-Backed Securities, 4%, TBA, 8/25/55 ...... United States 11,000,000 10,146,835
k
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/55 ..... United States 5,000,000 4,743,641
k
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/55 ..... United States 5,000,000 4,974,310
k
Uniform Mortgage-Backed Securities, 6%, TBA, 8/25/55 ...... United States 65,000,000 65,908,575
k
Uniform Mortgage-Backed Securities, 6.5%, TBA, 8/25/55 ..... United States 1,000,000 1,031,568
254,817,866
l
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II, 4.022% - 4.7%, 5/20/65 - 8/20/65 ................ United States 186,443 184,911
GNMA II, 6.422%, (1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 12/20/68 ................... United States 884,442 924,466
1,109,377
Government National Mortgage Association (GNMA) Fixed Rate 16.0%
GNMA I, Single-family, 30 Year, 3.5%, 11/15/47 ............. United States 41,615 38,071
GNMA I, Single-family, 30 Year, 5%, 6/15/40 ............... United States 995,965 1,002,319
GNMA I, Single-family, 30 Year, 6.5%, 3/15/31 - 10/15/31 ...... United States 62,901 64,456
GNMA II, 30 Year, 3.5%, 9/20/48 ........................ United States 870,188 795,001
GNMA II, 30 Year, 4.5%, 7/20/52 ........................ United States 601,935 576,625
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 1,241,925 1,259,692
k
GNMA II, Single-family, 30 Year, 2%, 8/15/55 ............... United States 12,000,000 9,690,649
GNMA II, Single-family, 30 Year, 2.5%, 2/20/53 ............. United States 1,784,189 1,515,046
k
GNMA II, Single-family, 30 Year, 2.5%, 8/15/55 ............. United States 11,000,000 9,252,110
GNMA II, Single-family, 30 Year, 3%, 3/20/43 - 2/20/53 ....... United States 3,223,424 2,816,486
k
GNMA II, Single-family, 30 Year, 3%, 8/15/55 ............... United States 14,000,000 12,235,064
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 - 3/20/50 ..... United States 4,588,645 4,143,930
k
GNMA II, Single-family, 30 Year, 3.5%, 8/15/55 ............. United States 7,000,000 6,290,999
GNMA II, Single-family, 30 Year, 4%, 2/20/48 - 9/20/49 ....... United States 3,994,379 3,687,263
k
GNMA II, Single-family, 30 Year, 4%, 8/15/55 ............... United States 9,000,000 8,289,794
GNMA II, Single-family, 30 Year, 4.5%, 5/20/44 - 12/20/54 ..... United States 3,742,539 3,645,325
k
GNMA II, Single-family, 30 Year, 4.5%, 8/15/55 ............. United States 36,000,000 34,105,664

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 5%, 7/20/41 - 10/20/49 ...... United States 3,128,431 $ 3,106,048
k
GNMA II, Single-family, 30 Year, 5%, 8/15/55 ............... United States 4,000,000 3,904,634
GNMA II, Single-family, 30 Year, 5.5%, 1/20/49 - 8/20/53 ...... United States 5,353,511 5,397,189
k
GNMA II, Single-family, 30 Year, 5.5%, 8/15/55 ............. United States 31,000,000 30,924,126
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 11/20/53 ...... United States 10,468,940 10,769,806
GNMA II, Single-family, 30 Year, 6.5%, 8/20/53 - 9/20/53 ...... United States 8,932,393 9,317,072
162,827,369
Total Mortgage-Backed Securities (Cost $448,153,036) .........................
444,681,541
Municipal Bonds 0.2%
California 0.1%
State of California , GO , 7.5% , 4/01/34 ....................
United States 770,000 892,296
Ohio 0.1%
Ohio State University (The) , Revenue , 2010 C , 4.91% , 6/01/40 .
United States 845,000 818,794
Texas 0.0%
†
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 675,000 740,490
Total Municipal Bonds (Cost $2,293,131) .....................................
2,451,580
Residential Mortgage-Backed Securities 7.9%
Financial Services 7.9%
b
A&D Mortgage Trust , 2023-NQM4 , A2 , 144A, 7.826% , 9/25/68 . United States 646,396 656,484
b
Angel Oak Mortgage Trust ,
2023-3, A1, 144A, 4.8%, 9/26/67 ...................... United States 1,147,454 1,135,045
2024-9, A1, 144A, 5.138%, 9/25/69 .................... United States 794,878 788,771
b,h
Arroyo Mortgage Trust ,
2019-3, M1, 144A, FRN, 4.204%, 10/25/48 ............... United States 3,050,000 2,769,072
2020-1, A3, 144A, FRN, 3.328%, 3/25/55 ................ United States 150,000 133,822
b,h
BRAVO Residential Funding Trust , 2020-RPL1 , M1 , 144A, FRN ,
3.25% , 5/26/59 ................................... United States 5,430,000 5,158,217
b,h
Bunker Hill Loan Depositary Trust , 2020-1 , A3 , 144A, FRN ,
3.253% , 2/25/55 ................................... United States 2,100,000 1,972,718
b,f
Chevy Chase Funding LLC , 2004-3A , A2 , 144A, FRN , 4.767% ,
( 1-month SOFR + 0.414% ), 8/25/35 .................... United States 390,116 377,918
b
Citigroup Mortgage Loan Trust , 2022-A , A1 , 144A, 6.17% , 9/25/62 United States 426,443 426,787
b
COLT Mortgage Loan Trust ,
h
2020-2, A2, 144A, FRN, 3.094%, 3/25/65 ................ United States 41,984 41,686
h
2021-1, B1, 144A, FRN, 3.144%, 6/25/66 ................ United States 2,996,000 2,178,017
2023-3, A1, 144A, 7.18%, 9/25/68 ..................... United States 899,534 911,066
b
Cross Mortgage Trust ,
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 548,986 553,944
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 1,225,497 1,234,074
b,h
Deephaven Residential Mortgage Trust , 2022-3 , A3 , 144A, FRN ,
5.3% , 7/25/67 .................................... United States 2,344,288 2,357,151
b,h
Ellington Financial Mortgage Trust , 2020-1 , A2 , 144A, FRN ,
3.149% , 5/25/65 ................................... United States 131,000 128,439
h
FHLMC Seasoned Credit Risk Transfer Trust ,
b
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 539,000 521,101
2019-3, M, FRN, 4.75%, 10/25/58 ..................... United States 3,635,778 3,537,590
b
2019-4, M, 144A, FRN, 4.5%, 2/25/59 .................. United States 2,024,000 1,921,580
f
FHLMC STACR Debt Notes , 2015-DNA3 , M3 , FRN , 9.164% , ( 30-
day SOFR Average + 4.814% ), 4/25/28 ................. United States 44,479 44,871

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,f
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6%, ( 30-day SOFR Average +
1.65%), 1/25/34 ................................... United States 15,268 $ 15,328
2021-DNA6, M2, 144A, FRN, 5.85%, (30-day SOFR Average +
1.5%), 10/25/41 ................................... United States 114,000 114,545
2021-DNA7, M2, 144A, FRN, 6.15%, (30-day SOFR Average +
1.8%), 11/25/41 ................................... United States 394,000 397,036
2021-HQA4, M1, 144A, FRN, 5.3%, (30-day SOFR Average +
0.95%), 12/25/41 .................................. United States 29,099 29,096
2021-HQA4, M2, 144A, FRN, 6.7%, (30-day SOFR Average +
2.35%), 12/25/41 .................................. United States 3,732,140 3,789,125
2022-DNA2, M1A, 144A, FRN, 5.65%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 4,701 4,710
2022-DNA3, M1B, 144A, FRN, 7.25%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 10,000 10,309
2022-DNA5, M1A, 144A, FRN, 7.3%, ( 30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 25,901 26,483
2022-DNA6, M1A, 144A, FRN, 6.5%, (30-day SOFR Average +
2.15%), 9/25/42 ................................... United States 137,141 138,233
2022-DNA6, M1B, 144A, FRN, 8.05%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 27,000 28,384
2022-HQA1, M1A, 144A, FRN, 6.45%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 3,640 3,661
2022-HQA1, M2, 144A, FRN, 9.6%, (30-day SOFR Average +
5.25%), 3/25/42 ................................... United States 6,323,000 6,718,824
2022-HQA2, M1B, 144A, FRN, 8.35%, (30-day SOFR Average
+ 4%), 7/25/42 .................................... United States 1,000,000 1,055,823
2022-HQA3, M1A, 144A, FRN, 6.65%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 747,812 761,937
2023-DNA1, M1A, 144A, FRN, 6.45%, ( 30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 57,216 58,155
2023-HQA2, M1A, 144A, FRN, 6.35%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 36,755 36,967
2023-HQA3, A1, 144A, FRN, 6.2%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 93,582 94,725
2023-HQA3, M1, 144A, FRN, 6.2%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 24,696 24,903
2024-DNA1, A1, 144A, FRN, 5.7%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 106,951 107,514
2024-DNA2, A1, 144A, FRN, 5.6%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 114,618 115,157
FNMA , 2003-34 , P1 , Strip , 4/25/43 ......................
United States 50,382 45,707
f
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1M2, FRN, 11.214%, ( 30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 9,688 9,947
2017-C06, 1M2B, FRN, 7.114%, (30-day SOFR Average +
2.764%), 2/25/30 .................................. United States 1,845 1,847
2018-C02, 2M2, FRN, 6.664%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 6,702 6,811
b
2019-HRP1, M2, 144A, FRN, 6.614%, (30-day SOFR Average
+ 2.264%), 11/25/39 ................................ United States 25,653 25,654
b
2021-R03, 1M2, 144A, FRN, 6%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 123,000 123,797
b
2022-R01, 1M2, 144A, FRN, 6.25%, (30-day SOFR Average +
1.9%), 12/25/41 ................................... United States 215,000 217,440
b
2022-R02, 2M1, 144A, FRN, 5.55%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 43,678 43,695

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R02, 2M2, 144A, FRN, 7.35%, ( 30-day SOFR Average +
3%), 1/25/42 ..................................... United States 1,549,000 $ 1,587,338
b
2022-R03, 1M2, 144A, FRN, 7.85%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 38,000 39,394
b
2022-R04, 1M2, 144A, FRN, 7.45%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 53,000 54,665
b
2022-R05, 2M1, 144A, FRN, 6.25%, (30-day SOFR Average +
1.9%), 4/25/42 .................................... United States 503,683 505,766
b
2022-R06, 1M1, 144A, FRN, 7.1%, (30-day SOFR Average +
2.75%), 5/25/42 ................................... United States 532,263 543,758
b
2022-R07, 1M1, 144A, FRN, 7.3%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 583,053 597,465
b
2022-R08, 1M1, 144A, FRN, 6.9%, (30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 376,806 385,938
b
2023-R01, 1M1, 144A, FRN, 6.75%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 15,412 15,757
b
2023-R02, 1M1, 144A, FRN, 6.65%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 30,329 31,037
b
2023-R06, 1M1, 144A, FRN, 6.05%, ( 30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 514,497 517,677
b
2023-R07, 2M1, 144A, FRN, 6.3%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 26,527 26,716
b
2024-R02, 1M1, 144A, FRN, 5.45%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 5,816 5,820
b
2024-R03, 2M1, 144A, FRN, 5.5%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 27,127 27,172
b
2024-R04, 1M1, 144A, FRN, 5.45%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 51,521 51,541
b
2024-R06, 1A1, 144A, FRN, 5.5%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 106,729 106,990
b
2024-R06, 1M1, 144A, FRN, 5.4%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 16,400 16,400
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 1,228,241 1,192,174
b
GS Mortgage-Backed Securities Trust ,
h
2020-RPL1, M2, 144A, FRN, 3.777%, 7/25/59 ............ United States 1,125,000 979,413
2024-RPL4, A1, 144A, 3.9%, 9/25/61 ................... United States 472,546 455,224
b
J.P. Morgan Mortgage Trust , 2024-VIS2 , A1 , 144A, 5.853% ,
11/25/64 ........................................ United States 474,082 476,292
b,h
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.378% , 8/26/47 .............................. United States 1,099,784 1,097,772
b,f
Morgan Stanley Residential Mortgage Loan Trust , 2024-3 , AF ,
144A, FRN , 5.7% , ( 30-day SOFR Average + 1.35% ), 7/25/54 . United States 204,856 204,679
b
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ......... United States 1,180,826 1,192,772
b,h
PRKCM Trust , 2023-AFC2 , A1 , 144A, FRN , 6.482% , 6/25/58 ... United States 3,933,613 3,941,038
b,h
RMF Proprietary Issuance Trust , 2022-3 , A , 144A, FRN , 4% ,
8/25/62 ......................................... United States 1,870,618 1,808,464
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 1,898,000 1,908,469
b,f
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.251%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 4,000,000 4,019,706
2024-5, A, 144A, FRN, 5.251%, (1-month SOFR + 0.9%),
8/04/25 ......................................... United States 3,620,000 3,621,723
2025-1, A, 144A, FRN, 5.251%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 3,380,000 3,380,769
2025-3, A, 144A, FRN, 5.251%, ( 1-month SOFR + 0.9%),
9/23/26 ......................................... United States 3,370,000 3,370,000

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,h
Towd Point Mortgage Trust ,
2018-5, M1, 144A, FRN, 3.25%, 7/25/58 ................ United States 209,000 $ 176,693
2019-2, A2, 144A, FRN, 3.75%, 12/25/58 ................ United States 327,000 294,028
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 1,539,127 1,540,369
b
Visio Trust , 2022-1 , A2 , 144A, 5.85% , 8/25/57 .............. United States 1,268,132 1,263,937
f
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR13, A1B2, FRN, 5.327%, (1-month SOFR + 0.974%),
10/25/45 ........................................ United States 593,138 589,610
2005-AR13, A1C4, FRN, 5.327%, (1-month SOFR + 0.974%),
10/25/45 ........................................ United States 2,077,220 2,052,670
2005-AR17, A1B2, FRN, 5.287%, (1-month SOFR + 0.934%),
12/25/45 ........................................ United States 1,125,355 1,028,766
2005-AR2, 2A1B, FRN, 5.207%, (1-month SOFR + 0.854%),
1/25/45 ......................................... United States 198,021 196,633
80,158,801
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $79,756,811) ...............
80,158,801
Agency Commercial Mortgage-Backed Securities 5.1%
Financial Services 5.1%
FHLMC ,
f
3065, DC, FRN, 6.498%, (30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 111,578 114,475
h
3117, AF, FRN, Zero Cpn., 2/15/36 ..................... United States 6,523 5,669
3369, BO, Strip, 9/15/37 ............................. United States 2,116 1,783
3391, Strip, 4/15/37 ................................ United States 29,000 25,073
f
3408, EK, FRN, 7.87%, ( 30-day SOFR Average + 25.332%),
4/15/37 ......................................... United States 176,385 201,220
i
4018, DI, IO, 4.5%, 7/15/41 .......................... United States 91,851 1,680
f
406, F30, FRN, 5.5%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 1,877,360 1,888,050
i
4132, IP, IO, 4.5%, 11/15/42 .......................... United States 486,633 35,913
f,i
4839, WS, IO, FRN, 1.646%, (30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 12,895,157 1,766,777
i
5050, IM, IO, 3.5%, 10/25/50 ......................... United States 2,288,265 452,088
i
5349, IB, IO, 4%, 12/15/46 ........................... United States 3,331,656 740,332
b,f
FHLMC Multi-family Structured Credit Risk Trust , 2021-MN3 , M2 ,
144A, FRN , 8.35% , ( 30-day SOFR Average + 4% ), 11/25/51 . United States 478,000 496,113
FNMA ,
2006-84, OT, Strip, 9/25/36 .......................... United States 2,850 2,371
2007-14, KO, Strip, 3/25/37 .......................... United States 25,402 21,304
i
2012-128, QI, IO, 3.5%, 6/25/42 ....................... United States 1,030,542 35,644
i
2015-33, AI, IO, 5%, 6/25/45 ......................... United States 6,485,498 839,067
i
2017-72, ID, IO, 4.5%, 9/25/47 ........................ United States 10,666,933 2,041,042
i
2021-12, NI, IO, 2.5%, 3/25/51 ........................ United States 23,825,495 3,871,545
i
2023-49, IA, IO, 3%, 8/25/46 ......................... United States 4,000,250 510,737
i
2023-49, IB, IO, 3.5%, 3/25/47 ........................ United States 3,261,814 509,565
i
409, C24, IO, 4.5%, 4/25/42 .......................... United States 3,059,381 632,103
b
FREMF Mortgage Trust ,
h
2015-K51, B, 144A, FRN, 3.981%, 10/25/48 .............. United States 1,402,000 1,396,207
f
2018-KF43, B, 144A, FRN, 6.584%, ( 30-day SOFR Average +
2.264%), 1/25/28 .................................. United States 2,579,818 2,496,563
GNMA ,
i
2009-79, IC, IO, 6%, 8/20/39 ......................... United States 2,276,746 257,100
i
2010-9, UI, IO, 5%, 1/20/40 .......................... United States 2,412,670 505,972
h,i
2010-H19, GI, IO, FRN, 1.439%, 8/20/60 ................ United States 2,917,173 106,486

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
f,i
2011-70, YI, IO, FRN, 0.15%, (1-month SOFR + 4.886%),
12/20/40 ........................................ United States 2,876,576 $ 20,458
i
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 6,065,534 911,690
i
2012-136, IO, 3.5%, 11/20/42 ......................... United States 4,843,588 637,682
i
2012-38, MI, IO, 4%, 3/20/42 ......................... United States 10,782,856 1,880,895
i
2013-164, CI, IO, 3%, 11/16/28 ....................... United States 681,623 13,137
i
2014-100, JI, IO, 3.5%, 7/16/29 ....................... United States 1,080,182 33,166
i
2014-102, IG, IO, 3.5%, 3/16/41 ....................... United States 395,731 7,748
i
2014-180, IO, 5%, 12/20/44 .......................... United States 5,664,735 1,125,560
i
2014-30, KI, IO, 3%, 2/16/29 ......................... United States 335,198 6,059
i
2014-5, LI, IO, 3%, 1/16/29 .......................... United States 324,092 6,000
i
2014-71, BI, IO, 4.5%, 5/20/29 ........................ United States 5,672 89
i
2014-76, IO, 5%, 5/20/44 ............................ United States 1,484,054 309,935
h,i
2014-H11, GI, IO, FRN, 1.525%, 6/20/64 ................ United States 14,808,843 354,153
i
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 1,178,111 49,728
i
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 5,307,891 1,056,957
h,i
2015-H01, CI, IO, FRN, 1.549%, 12/20/64 ............... United States 1,856,274 41,594
h,i
2015-H04, AI, IO, FRN, 1.601%, 12/20/64 ............... United States 8,746,510 251,279
h,i
2015-H10, CI, IO, FRN, 1.781%, 4/20/65 ................ United States 7,445,620 174,540
h,i
2015-H12, AI, IO, FRN, 1.822%, 5/20/65 ................ United States 5,564,123 121,053
h,i
2015-H12, EI, IO, FRN, 1.709%, 4/20/65 ................ United States 8,766,128 169,598
h,i
2015-H12, GI, IO, FRN, 1.753%, 5/20/65 ................ United States 8,959,957 285,590
h,i
2015-H16, XI, IO, FRN, 2.321%, 7/20/65 ................ United States 4,481,696 255,672
h,i
2015-H20, AI, IO, FRN, 1.829%, 8/20/65 ................ United States 6,686,880 176,313
h,i
2015-H25, AI, IO, FRN, 1.608%, 9/20/65 ................ United States 6,201,771 85,404
h,i
2015-H25, CI, IO, FRN, 2.235%, 10/20/65 ............... United States 5,200,334 190,041
h,i
2015-H26, DI, IO, FRN, 2.334%, 10/20/65 ............... United States 5,126,539 226,055
h,i
2016-H11, HI, IO, FRN, 1.924%, 1/20/66 ................ United States 4,003,874 94,744
h,i
2016-H23, NI, IO, FRN, 2.882%, 10/20/66 ............... United States 9,976,519 431,674
h,i
2016-H24, JI, IO, FRN, 2.647%, 11/20/66 ................ United States 4,604,815 244,106
h,i
2017-H08, NI, IO, FRN, 2.257%, 3/20/67 ................ United States 4,266,831 136,974
h,i
2017-H10, MI, IO, FRN, 1.885%, 4/20/67 ................ United States 6,073,797 175,733
h,i
2017-H12, QI, IO, FRN, 2.405%, 5/20/67 ................ United States 6,354,528 240,951
h,i
2017-H18, CI, IO, FRN, 2.145%, 9/20/67 ................ United States 5,841,727 437,104
h,i
2017-H23, BI, IO, FRN, 1.886%, 11/20/67 ............... United States 7,552,612 251,819
h,i
2018-H02, EI, IO, FRN, 2.331%, 1/20/68 ................ United States 7,375,278 320,906
h,i
2018-H17, GI, IO, FRN, 2.349%, 10/20/68 ............... United States 10,755,742 368,771
f,i
2019-121, SD, IO, FRN, 1.535%, (1-month SOFR + 5.886%),
10/20/49 ........................................ United States 2,423,467 282,810
f,i
2019-125, SG, IO, FRN, 1.585%, (1-month SOFR + 5.936%),
10/20/49 ........................................ United States 3,466,690 388,804
f,i
2019-65, BS, IO, FRN, 1.635%, (1-month SOFR + 5.986%),
5/20/49 ......................................... United States 5,585,513 549,638
i
2019-83, IO, 4.5%, 6/20/49 .......................... United States 7,301,158 1,543,663
h,i
2019-H02, DI, IO, FRN, 2.54%, 11/20/68 ................ United States 8,580,670 361,323
h,i
2019-H14, IB, IO, FRN, 2.391%, 8/20/69 ................ United States 10,528,184 434,572
f,i
2020-112, MS, IO, FRN, 1.835%, (1-month SOFR + 6.186%),
8/20/50 ......................................... United States 4,245,199 607,752
i
2020-123, NI, IO, 2.5%, 8/20/50 ....................... United States 13,902,311 2,041,843
i
2020-151, MI, IO, 2.5%, 10/20/50 ...................... United States 24,620,148 3,571,699
h,i
2020-H02, GI, IO, FRN, 2.387%, 1/20/70 ................ United States 13,540,746 640,369
i
2021-91, AI, IO, 3.5%, 5/20/51 ........................ United States 15,253,398 2,704,931
f
2023-140, JS, FRN, 5.231%, (30-day SOFR Average +
16.05%), 9/20/53 .................................. United States 1,010,121 1,013,852
f
2023-152, FB, FRN, 5.498%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 2,712,812 2,753,396

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
f,i
2023-19, S, IO, FRN, 1.585%, (1-month SOFR + 5.936% ),
11/20/49 ........................................ United States 16,265,695 $ 1,778,958
f
2023-66, PS, FRN, 4.505%, (30-day SOFR Average +
15.375%), 5/20/53 ................................. United States 2,939,783 3,026,250
51,747,917
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $54,441,603) .......
51,747,917
Total Long Term Investments (Cost $1,253,132,125) ...........................
1,242,896,656
a
Short Term Investments 6.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.4%
m
U.S. Treasury Bills ,
n
4.21%, 10/02/25 ................................... United States 13,700,000 13,599,864
4.21%, 11/06/25 ................................... United States 900,000 889,800
14,489,664
Total U.S. Government and Agency Securities (Cost $14,495,885) ...............
14,489,664
Shares
Management Investment Companies 5.2%
a,o
Putnam Short Term Investment Fund, Class P, 4.558% ....... United States 52,824,745 52,824,745
Total Management Investment Companies (Cost $52,824,745) ..................
52,824,745
Total Short Term Investments (Cost $67,320,630 ) ..............................
67,314,409
a
Total Investments (Cost $1,320,452,755) 128.7% ..............................
$1,310,211,065
TBA Sale Commitments (6.6)% ..............................................
(67,441,402)
Other Assets, less Liabilities (22.1)% ........................................
(225,111,996)
Net Assets 100.0% .........................................................
$1,017,657,667
a a a
Principal
Amount
*
p
TBA Sale Commitments (6.6)%
Mortgage-Backed Securities (6.6)%
Federal National Mortgage Association (FNMA) Fixed Rate (5.4)%
Uniform Mortgage-Backed Securities ,
2.5%, TBA, 8/25/55 ................................ United States (1,000,000) (815,078)
5%, TBA, 8/25/55 .................................. United States (11,000,000) (10,707,753)
5.5%, TBA, 8/25/55 ................................ United States (44,000,000) (43,773,928)
(55,296,759)
Government National Mortgage Association (GNMA) Fixed Rate (1.2)%
GNMA II, Single-family, 30 Year ,
5.5%, 8/15/55 .................................... United States (1,000,000) (993,828)
6%, 8/15/55 ...................................... United States (11,000,000) (11,150,815)

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, (continued)
(12,144,643)
Total TBA Sale Commitments (Proceeds $(67,496,719)) ........................
$(67,441,402)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $313,176,313, representing 30.8% of net assets.
c
Income may be received in additional securities and/or cash.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
h
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
Defaulted security or security for which income has been deemed uncollectible.
k
Security purchased on a to-be-announced (TBA) basis.
l
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
m
The rate shown represents the yield at period end.
n
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2025, the value of this security pledged amounted to $10,494,729, representing 1.0% net assets.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Income Fund
Schedule of Investments (unaudited), July 31, 2025
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At July 31, 2025, the Fund had the following futures contracts outstanding.
At July 31, 2025, the Fund had the following forward exchange contracts outstanding.
At July 31, 2025, the Fund had the following forward premium swap options contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 423 $ 46,979,438 9/19/25 $ 316,543
U.S. Treasury 10 Year Ultra Notes ................ Long 550 62,192,969 9/19/25 369,183
U.S. Treasury 2 Year Notes ..................... Long 175 36,222,266 9/30/25 (39,914)
U.S. Treasury 5 Year Notes ..................... Long 1,365 147,654,609 9/30/25 394,339
U.S. Treasury Long Bonds ..................... Long 229 26,148,938 9/19/25 496,851
U.S. Treasury Ultra Bonds ...................... Long 334 39,182,375 9/19/25 680,181
Total Futures Contracts ...................................................................... $2,217,183
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. MSCO Sell 797,400 915,153 9/17/25 $ 2,389 $ —
Euro ............. SSBT Sell 479,000 549,351 9/17/25 1,052 —
Total Forward Exchange Contracts ................................................... $3,441 $—
Net unrealized appreciation (depreciation) ............................................ $3,441
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.833%/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 2,571,400 $ 61,328 $ (38,986)
(3.833%)/1-day SOFR/Sep-35/(Purchased) BNDP 9/08/25 / 3.833% 2,571,400 61,328 (39,209)
3.85%/1-day SOFR/Feb-27/(Purchased) BNDP 2/05/26 / 3.85% 156,700,000 650,305 (84,036)
3.3%/1-day SOFR/Feb-27/(Written) BNDP 2/05/26 / 3.3% 235,050,000 (517,110) 185,972
2.91%/1-day SOFR/Apr-52/(Purchased) BNDP 3/31/32 / 2.91% 56,609,500 3,453,179 (914,163)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 8,620,800 441,385 (228,448)
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 8,620,800 421,557 (171,203)
(4%)/1-day SOFR/Dec-30/(Purchased) CITI 12/08/25 / 4% 28,770,000 325,101 (247,462)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 3,531,500 128,193 (52,453)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 5,542,800 694,236 (26,924)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 5,542,800 694,236 (33,584)
3.043%/1-day SOFR/Mar-52/(Purchased) JPHQ 3/29/32 / 3.043% 33,000,000 1,980,825 (383,524)
(4.5%)/1-day SOFR/Oct-30/(Written) MCM 10/09/25 / 4.5% 28,770,000 (93,670) 90,623
2.85%/1-day SOFR/Oct-30/(Purchased) MCM 10/09/25 / 2.85% 28,770,000 193,696 (178,143)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 17,226,000 793,257 (156,487)

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At July 31, 2025, the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 17,226,000 $ 761,389 $ (48,518)
2.48%/1-day SOFR/Feb-59/(Purchased) MSCO 2/15/29 / 2.48% 37,620,500 2,334,766 (1,342,083)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 15,152,700 548,528 (8,199)
Unrealized appreciation 276,595
Unrealized (depreciation) (3,953,422)
Total $(3,676,827)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 641,000 $ 34,349 $ 84,659 $ (50,310)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 968,000 51,872 150,435 (98,563)
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 953,000 51,068 490,603 (439,535)
CMBX.NA.BB.6 . (5.00)% Monthly MSCO 5/11/63 265,000 14,201 47,174 (32,973)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 3,191,000 629,106 611,348 17,758
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 2,356,000 288,283 303,924 (15,641)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 2,356,000 428,632 427,614 1,018
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 4,596,000 964,616 963,415 1,201
CMBX.NA.BBB-.6 (3.00)% Monthly JPHQ 5/11/63 2,416,000 76,616 538,787 (462,171)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 2,356,000 394,009 423,196 (29,187)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 3,485,000 (186,751) (605,950) 419,199
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 2,416,000 (76,616) (145,536) 68,920
Investment
Grade
Total OTC Swap Contracts .............................................. $2,669,385 $3,289,669 $(620,284)
Total Credit Default Swap Contracts .................................... $2,669,385 $ 3,289,669 $(620,284)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At July 31, 2025, the Fund had the following interest rate swap contracts outstanding.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.58% .... Annual 9/17/27 242,373,000 $ 276,377 $ (316,792) $ 593,169
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 415,000 315 (193) 508
Receive Fixed 3.62% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 15,435,000 (5,828) 31,854 (37,682)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 109,018,000 (301,244) (352,032) 50,788
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 70,000 (257) (289) 32
Receive Fixed 3.67% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 8,718,000 39,905 43,830 (3,925)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.88% .... Annual 9/17/35 32,730,000 (132,610) (84,318) (48,292)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.9% ..... Annual 9/17/35 1,323,000 (7,551) (6,586) (965)
Receive Fixed 3.92% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 3,053,000 22,481 19,326 3,155
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.03% .... Annual 9/17/55 1,590,000 3,602 (2,027) 5,629
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 408,000 (483) (1,921) 1,438
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.07% .... Annual 9/17/55 19,834,000 (91,935) (161,460) 69,525
Total Interest Rate Swap Contracts ................................. $(197,228) $ (830,608) $633,380
*
In U.S. dollars unless otherwise indicated.

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At July 31, 2025, the Fund had the following total return swap contracts outstanding.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Ephesus Funding DAC ................. 0.165% At Maturity MSCO 9/22/25 9,100,000 $ 182,134
Total Return Swap Contracts .................................................................... $182,134
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a fixed financing rate.
See A bbreviations on page 40 .

Putnam Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S.GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Income Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $25,217,930 $— $— $144,407 $25,362,337 1,013,480 $438,838
Putnam Short Term Investment
Fund, Class P, 4.558% ...... $ 112,870,623 $ 261,910,325 $ (321,956,203) $ — $ — $ 52,824,745 52,824,745 $ 2,216,767
Total Affiliated Securities ... $112,870,623 $287,128,255 $(321,956,203) $— $144,407 $78,187,082 $2,655,605
Level 1 Level 2 Level 3 Total
Putnam Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 25,362,337 $ — $ — $ 25,362,337
Corporate Bonds ........................ — 407,525,374 — 407,525,374
Senior Floating Rate Interests ............... — 10,963,614 — 10,963,614
Foreign Government and Agency Securities .... — 27,789,454 — 27,789,454
U.S. Government and Agency Securities ....... — 141,575 — 141,575
Asset-Backed Securities ................... — 133,402,976 — 133,402,976
Commercial Mortgage-Backed Securities ...... — 58,671,487 — 58,671,487
Mortgage-Backed Securities ................ — 444,681,541 — 444,681,541
Municipal Bonds ......................... — 2,451,580 — 2,451,580

Putnam Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Income Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Residential Mortgage-Backed Securities ....... $ — $ 80,158,801 $ — $ 80,158,801
Agency Commercial Mortgage-Backed Securities — 51,747,917 — 51,747,917
Short Term Investments ................... 52,824,745 14,489,664 — 67,314,409
Total Investments in Securities ........... $78,187,082 $1,232,023,983 $— $1,310,211,065
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,441 $— $3,441
Forward Premium Swap Option Contracts ..... — 276,595 — 276,595
Futures Contracts ....................... 2,257,097 — — 2,257,097
Swap Contracts ......................... — 1,414,474 — 1,414,474
Total Other Financial Instruments ......... $2,257,097 $1,694,510 $— $3,951,607
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 67,441,402 $ — $ 67,441,402
Forward Premium Swap Option Contracts ...... — 3,953,422 — 3,953,422
Futures Contracts ........................ 39,914 — — 39,914
Swap Contracts ......................... — 1,219,244 — 1,219,244
Total Other Financial Instruments ......... $39,914 $72,614,068 $— $72,653,982
4. Fair Value Measurements
(continued)

Putnam Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
Cu r rency
EUR
Euro
USD
United States Dollar
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IBOR
Interbank Offered Rate
IO
Interest Only
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.39%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.